Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation between the Effective Tax Rate on Loss before Provision for Income Taxes and the Statutory Tax Rate
Reconciliation between the effective tax rate on loss before provision for income taxes and the statutory tax rate is as follows:

12/31/2022
Income tax expense (benefit) at federal statutory rate	21.0%
State taxes	0.2%
Change in valuation allowance	(20.4)%
Change in deferred tax liability	1.9%
Permanent differences	(1.4)%
Other - net	0.6%

Income tax expense (benefit)	1.9%

12/31/2021
Income tax expense (benefit) at federal statutory rate	21.0%
Change in valuation allowance	(20.1)%
Return to provision adjustments	(0.5)%
Permanent differences	0.5%
Other - net	(0.0)%

Income tax expense (benefit)	0.9%

Schedule of Deferred Tax Assets, Net
Temporary differences which give rise to a significant portion of deferred tax assets are as follows at:

	December 31, 2022	December 31, 2021
Deferred income tax assets (liabilities):
Startup costs	$1,035,317	$1,001,272
Stock compensation - RSAs	875,498	584,881
Net operating loss - Federal	6,204,900	2,244,367
Net operating loss - State	1,264,598	522,491
Accrued expenses	—	174,289
Amortization	(1,217,409)	(1,682,939)
Depreciation	(262,179)	(333,501)
Operating lease assets	(813,972)	(393,985)
Operating lease liabilities	1,370,631	350,236
Deferred revenue	45,388	—

	8,502,772	2,467,111
Less: Valuation allowance	(9,982,652)	(4,468,123)

Deferred tax liabilities, net	$(1,479,880)	$(2,001,012)